SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	May 31, 2025	Jun. 09, 2025	Apr. 30, 2026	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
SUBSEQUENT EVENT
Maximum repurchase amount				$ 13,147	$ 233,557	$ 66,368
Aggregate consideration				$ 13,147	$ 233,557	$ 66,368
Subsequent Event
SUBSEQUENT EVENT
Maximum repurchase amount			$ 490,700
Repurchased common shares		9,768,134
Aggregate consideration		$ 307,200
Subsequent Event | Assets Acquired From Bid
SUBSEQUENT EVENT
Total consideration	$ 95,500